Intangible Assets, Net - Schedule of Intangible Assets, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets amortisation expense	¥ 567,390	¥ 537,669	¥ 230,501